Measurement basis of financial assets and liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about financial instruments [abstract]
Schedule of Financial Assets and Liabilities	The following table analyses the carrying amounts of the financial assets and liabilities by category and by balance sheet heading.

	Derivatives designated as hedging instruments £m	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Total £m
At 31 December 2024		Held for trading £m	Other £m
Financial assets
Cash and balances at central banks	–	–	–	–	–	42,396	42,396
Financial assets at fair value through profit or loss	–	–	2,321	–	–	–	2,321
Derivative financial instruments	51	4,184	–	–	–	–	4,235
Loans and advances to banks	–	–	–	–	–	6,433	6,433
Loans and advances to customers	–	–	–	–	–	441,907	441,907
Reverse repurchase agreements	–	–	–	–	–	44,143	44,143
Debt securities	–	–	–	–	–	11,854	11,854
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–	560	560
Financial assets at amortised cost	–	–	–	–	–	504,897	504,897
Financial assets at fair value through other comprehensive income	–	–	–	–	30,344	–	30,344
Other	–	–	–	–	–	172	172
Total financial assets	51	4,184	2,321	–	30,344	547,465	584,365
Financial liabilities
Deposits from banks	–	–	–	–	–	3,144	3,144
Customer deposits	–	–	–	–	–	451,794	451,794
Repurchase agreements at amortised cost	–	–	–	–	–	37,760	37,760
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	–	4,049	4,049
Financial liabilities at fair value through profit or loss	–	–	–	4,630	–	–	4,630
Derivative financial instruments	340	5,447	–	–	–	–	5,787
Notes in circulation	–	–	–	–	–	2,121	2,121
Debt securities in issue at amortised cost	–	–	–	–	–	45,281	45,281
Other	–	–	–	–	–	1,663	1,663
Subordinated liabilities	–	–	–	–	–	7,211	7,211
Total financial liabilities	340	5,447	–	4,630	–	553,023	563,440

	Derivatives designated as hedging instruments £m	Mandatorily held at fair value through profit or loss		Designated at fair value through profit or loss £m	At fair value through other comprehensive income £m	Held at amortised cost £m	Total £m
At 31 December 2023		Held for trading £m	Other £m
Financial assets
Cash and balances at central banks	–	–	–	–	–	57,909	57,909
Financial assets at fair value through profit or loss	–	–	1,862	–	–	–	1,862
Derivative financial instruments	72	3,093	–	–	–	–	3,165
Loans and advances to banks	–	–	–	–	–	8,810	8,810
Loans and advances to customers	–	–	–	–	–	433,124	433,124
Reverse repurchase agreements	–	–	–	–	–	32,751	32,751
Debt securities	–	–	–	–	–	12,546	12,546
Due from fellow Lloyds Banking Group undertakings	–	–	–	–	–	840	840
Financial assets at amortised cost	–	–	–	–	–	488,071	488,071
Financial assets at fair value through other comprehensive income	–	–	–	–	27,337	–	27,337
Other	–	–	–	–	–	240	240
Total financial assets	72	3,093	1,862	–	27,337	546,220	578,584
Financial liabilities
Deposits from banks	–	–	–	–	–	3,557	3,557
Customer deposits	–	–	–	–	–	441,953	441,953
Repurchase agreements	–	–	–	–	–	37,702	37,702
Due to fellow Lloyds Banking Group undertakings	–	–	–	–	–	2,932	2,932
Financial liabilities at fair value through profit or loss	–	–	–	5,255	–	–	5,255
Derivative financial instruments	427	3,880	–	–	–	–	4,307
Notes in circulation	–	–	–	–	–	1,392	1,392
Debt securities in issue at amortised cost	–	–	–	–	–	52,449	52,449
Other	–	–	–	–	–	1,912	1,912
Subordinated liabilities	–	–	–	–	–	6,935	6,935
Total financial liabilities	427	3,880	–	5,255	–	548,832	558,394

Schedule of Offsetting of Financial Assets and Liabilities	Offsetting of financial assets and liabilities

				Related amounts where set off in the balance sheet not permitted[1]			Potential net amounts if offset of related amounts permitted £m
At 31 December 2024	Gross amounts of assets and liabilities £m	Amount offset in the balance sheet[2] £m	Net amounts presented in the balance sheet £m	Cash collateral (received)/ pledged £m	Non-cash collateral (received)/ pledged £m	Master netting and similar agreements £m
Derivative assets	40,288	(36,053)	4,235	(407)	(524)	(2,217)	1,087
Derivative liabilities	(44,261)	38,474	(5,787)	1,742	208	2,217	(1,620)
Net position	(3,973)	2,421	(1,552)	1,335	(316)	–	(533)
Non-trading reverse repurchase agreements	55,165	(11,022)	44,143	256	(44,031)	–	368
Non-trading repurchase agreements	(48,782)	11,022	(37,760)	8	37,427	–	(325)
Net position	6,383	–	6,383	264	(6,604)	–	43
1The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respect of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
2The amounts offset in the balance sheet as shown above meet the criteria for offsetting under IAS 32.
Offsetting of financial assets and liabilities

				Related amounts where set off in the balance sheet not permitted[1]			Potential net amounts if offset of related amounts permitted £m
At 31 December 2023	Gross amounts of assets and liabilities £m	Amount offset in the balance sheet[2] £m	Net amounts presented in the balance sheet £m	Cash collateral received/ pledged £m	Non-cash collateral received/ pledged £m	Master netting and similar agreements £m
Derivative assets	42,629	(39,464)	3,165	(679)	–	(2,213)	273
Derivative liabilities	(46,431)	42,124	(4,307)	1,223	685	2,213	(186)
Net position	(3,802)	2,660	(1,142)	544	685	–	87
Non-trading reverse repurchase agreements	40,387	(7,636)	32,751	58	(32,559)	–	250
Non-trading repurchase agreements	(45,338)	7,636	(37,702)	(60)	37,714	–	(48)
Net position	(4,951)	–	(4,951)	(2)	5,155	–	202
1The Group enters into derivatives and repurchase and reverse repurchase agreements with various counterparties which are governed by industry standard master netting agreements. The Group holds and provides cash and securities collateral in respect of derivative transactions covered by these agreements. The right to set off balances under these master netting agreements or to set off cash and securities collateral only arises in the event of non-payment or default and, as a result, these arrangements do not qualify for offsetting under IAS 32.
2The amounts offset in the balance sheet as shown above meet the criteria for offsetting under IAS 32.